Commitments and Contingencies (Details) $ in Thousands		12 Months Ended
	Jan. 08, 2015 USD ($) km² Well	Dec. 31, 2019 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 70,526
Subsidiaries [Member] | NW Sitra [member]
Disclosure of Commitments and Contingencies [Line Items]
Financial commitment amount	$ 10,000
Number of wells in a work commitment made by entity | Well	2
Number area of 3-D seismic included in a work commitment made by entity | km²	300
Exploration period in a work commitment	3 years 6 months
Extension to the initial exploration period		6 months
Number of wells in a work commitment made by entity | Well	1
Exploration period in a work commitment	4 years
Commitments made by entity lease period	20 years
Commitment made by entity guarantee amount	$ 1,000
Accounts payable and accrued liabilities [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 32,156
Long-term borrowings [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		37,539
Other long-term liabilities [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		614
Derivative commodity contracts [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		217
Not later than one year [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		32,373
Not later than one year [member] | Accounts payable and accrued liabilities [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		32,156
Not later than one year [member] | Derivative commodity contracts [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		217
1-3 years [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		38,153
1-3 years [member] | Long-term borrowings [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		37,539
1-3 years [member] | Other long-term liabilities [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 614